Other operating income - Summary of Other Operating Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Schedule Of Other Operating Income [Abstract]
Income from sale of emission reduction certificates	₨ 963	$ 10	₨ 424	₨ 580
Others	35	0	26	49
Total	₨ 998	$ 11	₨ 450	₨ 629